SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 17,006,906	$ 882,147
Intangible assets gross	18,969,177	18,259,863		$ 880,000
Intangible assets, accumulated amortization	(1,962,271)	(377,716)		(279,683)
Intangible assets, net	17,006,906	17,882,147	[1]	600,317
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross		17,000,000
Indefinite-lived intangible assets, accumulated amortization
Indefinite-lived intangible assets, net		17,000,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,259,863	1,259,863		880,000
Finite-lived intangible assets, accumulated amortization	(482,899)	(377,716)		(279,683)
Finite-lived intangible assets, net	776,964	$ 882,147		$ 600,317
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	17,709,314
Finite-lived intangible assets, accumulated amortization	(1,479,372)
Finite-lived intangible assets, net	$ 16,229,942

[1]	Derived from audited information